Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	Leases
We have operating leases for office space and office equipment. Our leases have remaining lease terms of less than two years to 14 years, inclusive of options to extend the lease for up to ten years.
Operating lease costs were €4.2 million, €4.9 million and €5.1 million for the years ended December 31, 2023, 2022 and 2021, respectively. Variable lease costs of €0.4 million and €0.2 million for the years ended December 31, 2023 and 2022 include cost-of-living index adjustments. Variable lease costs of €0.4 million for the year ended December 31, 2021 include short payment of rent to the landlord on account of defects identified in the office space in our corporate headquarters and cost-of-living index adjustments. The Company also had subleases mainly for office space under agreements which were terminated by the end of 2021; however, in 2022, we entered into a new sublease agreement for our Barcelona office space. Sublease income from such agreements was €0.1 million for the years ended December 31, 2023, 2022 and 2021.
On January 29, 2021, we entered into an amendment to the operating lease agreement for office space in our corporate headquarters, whereby the landlord agreed to grant us partial termination of the lease related to certain floor spaces. We surrendered the remainder of the leased space subject to the termination on May 31, 2023 for a €2.3 million penalty payment to the landlord. The penalty is offset by a sale of long-lived assets which were transferred to the landlord as a part of this transaction, see Note 6 - Property and equipment, net for additional details.
Supplemental information related to operating leases was as follows:

	As of December 31,
(in thousands)	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities	€3,722	€3,828
Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
(in thousands)	2023	2022
Operating lease right-of-use assets	€42,273	€45,028
Current operating lease liabilities	€2,301	€4,538
Long-term operating lease liabilities	€38,434	€40,729
Total operating lease liabilities	€40,735	€45,267
Weighted average remaining lease term	14.4 years	14.6 years
Weighted average discount rate	3.4%	3.4%
Maturities of operating lease liabilities are as follows:

Year ended December 31,
(in thousands)	2023
2024	€3,656
2025	3,640
2026	3,560
2027	3,560
2028	3,560
2029 and thereafter	33,520
Total lease payments	51,496
Less: imputed interest	(10,761)
Total	€40,735